UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2011 (Unaudited)

Registered Investment Companies--99.1%		Shares	Value ($)
Dreyfus Appreciation Fund		10,189 a	424,887
Dreyfus Bond Market Index Fund,
Cl. R		293,915 a	3,147,834
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I		62,105 a	947,104
Dreyfus Emerging Markets Fund, Cl.
I		23,205 a	312,106
Dreyfus Global Absolute Return
Fund, Cl. I		16,317 a, b	199,071
Dreyfus Global Real Estate
Securities Fund, Cl. I		14,114 a	111,638
Dreyfus High Yield Fund, Cl. I		140,435 a	954,960
Dreyfus International Bond Fund,
Cl. I		54,610 a	927,285
Dreyfus International Value Fund,
Cl. I		22,532 a	278,718
Dreyfus Opportunistic Midcap Value Fund, Cl. I		7,050 a,b	268,524
Dreyfus Research Growth Fund, Cl.
Z		95,161 a	954,462
Dreyfus S&P Stars Opportunities
Fund, Cl. I		10,259 a	257,602
Dreyfus Small Cap Stock Index Fund		11,913 a	266,140
Dreyfus Strategic Value Fund, Cl.
I		42,711 a	1,309,514
Dreyfus Total Return Advantage
Fund, Cl. I		237,428 a	3,181,541
Dreyfus U.S. Equity Fund, Cl. I	.	46,485 a	678,686
Dreyfus/Newton International
Equity Fund, Cl. I		12,915 a	239,188
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I		18,303 a	677,765
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I		16,870 a,b	266,036

Dreyfus International Stock Index
Fund	14,980 a	237,731
International Stock Fund, Cl. I	13,453 a	195,871

Total Investments (cost $14,817,907)	99.1%	15,836,663
Cash and Receivables (Net)	.9%	140,463
Net Assets	100.0%	15,977,126

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $14,817,907.

Net unrealized appreciation on investments was $1,018,756 of which $1,022,396 related to appreciated investment securities and $3,640 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	77.5
Mutual Funds: Foreign	21.6
99.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

	Level 1 -
	Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	15,836,663	-	-	15,836,663

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2011 (Unaudited)

Registered Investment Companies--99.7%	Shares	Value ($)
Dreyfus Appreciation Fund	13,139 a	547,908
Dreyfus Bond Market Index Fund,
Cl. R	74,492 a	797,811
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	15,728 a	239,858
Dreyfus Emerging Markets Fund, Cl.
I	35,005 a	470,814
Dreyfus Global Absolute Return
Fund, Cl. I	86,485 a,b	1,055,120
Dreyfus Global Real Estate
Securities Fund, Cl. I	74,945 a	592,814
Dreyfus High Yield Fund, Cl. I	35,584 a	241,974
Dreyfus International Bond Fund,
Cl. I	13,834 a	234,907
Dreyfus International Stock Index
Fund	22,632 a	359,166
Dreyfus International Value Fund,
Cl. I	33,952 a	419,981
Dreyfus Opportunistic Midcap Value Fund, Cl. I	8,885 a,b	338,426
Dreyfus Research Growth Fund, Cl.
Z	118,675 a	1,190,311
Dreyfus S&P Stars Opportunities
Fund, Cl. I	12,948 a	325,112
Dreyfus Small Cap Stock Index Fund	14,949 a	333,962
Dreyfus Strategic Value Fund, Cl.
I	53,733 a	1,647,442
Dreyfus Total Return Advantage
Fund, Cl. I	60,197 a	806,644
Dreyfus U.S. Equity Fund, Cl. I	58,631 a	856,010
Dreyfus/Newton International
Equity Fund, Cl. I	19,394 a	359,171
Dreyfus/The Boston Company Large

Cap Core Fund, Cl. I	23,129 a	856,484
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	21,217 a,b	334,596
International Stock Fund, Cl. I	20,361 a	296,460

Total Investments (cost $11,114,889)	99.7%	12,304,971
Cash and Receivables (Net)	.3%	40,954
Net Assets	100.0%	12,345,925

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $11,114,889. Net unrealized appreciation on investments was $1,190,082 of which $1,194,293 related to appreciated investment securities and $4,211 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	67.1
Mutual Funds: Foreign	32.6
99.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	12,304,971	-	-	12,304,971

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2011 (Unaudited)

Registered Investment Companies 97.8%	Shares	Value ($)

Dreyfus Appreciation Fund	24,137 a	1,006,533
Dreyfus Bond Market Index Fund,
Cl. R	335,543 a	3,593,661
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	70,777 a	1,079,356
Dreyfus Emerging Markets Fund, Cl.
I	59,457 a	799,696
Dreyfus Global Absolute Return
Fund, Cl. I	111,814 a,b	1,364,130
Dreyfus Global Real Estate
Securities Fund, Cl. I	96,454 a	762,955
Dreyfus High Yield Fund, Cl. I	159,933 a	1,087,544
Dreyfus International Bond Fund,
Cl. I	62,372 a	1,059,082
Dreyfus International Stock Index
Fund	38,678 a	613,814
Dreyfus International Value Fund,
Cl. I	58,113 a	718,863
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	16,025 a,b	610,390
Dreyfus Research Growth Fund, Cl.
Z	212,782 a	2,134,201
Dreyfus S&P Stars Opportunities
Fund, Cl. I	23,419 a	588,057
Dreyfus Small Cap Stock Index Fund	27,063 a	604,587
Dreyfus Strategic Value Fund, Cl.
I	97,732 a	2,996,472
Dreyfus Total Return Advantage
Fund, Cl. I	270,950 a	3,630,731
Dreyfus U.S. Equity Fund, Cl. I	106,191 a	1,550,389

Dreyfus/Newton International
Equity Fund, Cl. I	33,148 a	613,905
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	41,874 a	1,550,592
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	38,447 a,b	606,315
International Stock Fund, Cl. I	34,585 a	503,553
		6,715,658
Total Investments (cost $25,320,551)	97.8%	27,474,826
Cash and Receivables (Net)	2.2%	622,604
Net Assets	100.0%	28,097,430

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31,2011, the aggregate cost of investment securities for income tax purposes was $25,320,551. Net unrealized appreciation on investments was $2,154,275 of which $2,175,580 related to appreciated investment securities and $21,305 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	73.9
Mutual Funds: Foreign	23.9
97.8

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	27,474,826	-	-	27,474,826

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)